EMPLOYEE BENEFIT PLANS (Details 5) (USD $)	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Union-Sponsored Plans
Aggregate contributions	$ 80,000	$ 207,000	$ 265,000
Predecessor
Union-Sponsored Plans
Aggregate contributions				$ 109,000